Estimates Benefit payments for Domestic and Foreign Pension plans (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Estimated benefit payments for domestic and foreign pension plans
2013	$ 26,304
2014	23,184
2015	24,444
2016	27,197
2017	28,552
2018-2022	151,233
U.S. [Member]
Estimated benefit payments for domestic and foreign pension plans
2013	19,272
2014	16,402
2015	16,981
2016	17,699
2017	17,810
2018-2022	93,997
Non-U.S. [Member]
Estimated benefit payments for domestic and foreign pension plans
2013	7,032
2014	6,782
2015	7,463
2016	9,498
2017	10,742
2018-2022	$ 57,236